Capital structure and financial items - Other non-cash items - Other non-cash items (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reversals Of Non-Cash Income Statement Items [Abstract]
Interest income and interest expenses, net (note 4.10)	kr (527)	kr 139	kr 58
Capital gain/(loss) on investments, net (note 4.10)	106	124	(340)
Result of associated companies (note 4.10)	(81)	189	24
Share-based payment costs (note 5.1)	2,149	1,539	1,040
Other non-current receivables and prepayments	(1,224)	61	407
Other non-current liabilities	89	(260)	0
Increase/(decrease) in provisions (note 3.5) and retirement benefit obligations	32,243	19,080	16,581
Other	(373)	1,438	(4,354)
Total other non-cash items	kr 32,382	kr 22,310	kr 13,416